Segments - Schedule of Consolidated Condensed Financial Statements of Operating Segment (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Schedule Of Consolidated Condensed Financial Statements Of Operating Segment Abstract
Government grant revenue			$ 25				$ 25		$ 100		$ 45
Research personnel compensation costs, including stock-based compensation	320		385		658		818
CRO and regulatory costs							15		36		186
Administrative personnel compensation costs, including stock-based compensation	401		350		736		712		1,592		1,434
Rent and office costs	118		80		318		162		279		365
Legal and accounting costs	110		179		649		592		1,223		2,287
Other expenses	54	[1]	7	[1]	66	[2]	41	[2]	120	[3]	202	[3]
Total segment expenses	1,003		1,001		2,427		2,340		4,600		6,115
Loss from operations	(1,003)		(976)		(2,427)		(2,315)		(4,500)		(6,070)
Loss on change in the fair value of related party Tasly convertible debt	(57)		(15)		(118)		(11)		(311)		(22)
Interest expense	(1,289)		(1,081)		(2,519)		(2,161)		(4,424)		(4,283)
Other income	1		1				6
Total other expense, net	(1,345)		(1,095)		(2,637)		(2,166)		(4,730)		(4,211)
Net loss and comprehensive loss	$ (2,348)		$ (2,071)		$ (5,064)		$ (4,481)		$ (9,230)		$ (10,281)

[1]	Other expenses includes small balances of research materials and supplies along with insurance costs.
[2]	Other expenses includes small balances of research materials and supplies along with insurance costs.
[3]	Other expenses includes small balances of research materials and supplies along with insurance costs.